Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt consisted of the following:

	March 31, 2019	December 31, 2018
Term credit facility	$485.0	$492.5
3.912% Senior Notes due 2021	500.0	500.0
4.272% Senior Notes due 2023	750.0	750.0
4.900% Senior Notes due 2028	750.0	750.0
Other obligations	0.3	0.5
Unamortized debt issuance costs	(19.7)	(20.7)
Total debt	2,465.6	2,472.3
Less current portion of long-term debt	29.0	29.0
Total long-term debt	$2,436.6	$2,443.3

Long-term debt as of December 31, 2018 consisted of the following:

December 31, 2018
Term credit facility	$492.5
3.912% Senior Notes due 2021	500.0
4.272% Senior Notes due 2023	750.0
4.900% Senior Notes due 2028	750.0
Other obligations	0.5
Unamortized debt issuance costs	(20.7)
2,472.3
Less current portion of long-term debt	(29.0)
Total long-term debt	$2,443.3